TRADE PAYABLES	6 Months Ended
Jun. 30, 2022
TRADE PAYABLES
TRADE PAYABLES

11.TRADE PAYABLES

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Trade payables	10,222	6,290

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120-day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value.